Derivatives, Hedges, Financial Instruments and Carbon Credits - Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Recurring [Member] | Commodities Contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Commodities contracts	$ 195